                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03313
                                  ---------------------------------------------

First American Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III    800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------
Date of reporting period: March 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[FIRST AMERICAN FUNDS(TM) LOGO]

2004
SEMIANNUAL REPORT

MONEY
MARKET
FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

[PHOTO OF GEORGE WASHINGTON]

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


          AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

          NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

TABLE OF CONTENTS

Schedule of Investments                             2
Statements of Assets and Liabilities               12
Statements of Operations                           13
Statements of Changes in Net Assets                14
Financial Highlights                               16
Notes to Financial Statements                      24

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

SCHEDULE OF INVESTMENTS  March 31, 2004 (unaudited)

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.7%
FAMC
   1.030%, 04/01/04 (a)                                   $        117,600   $     117,592
   3.850%, 04/15/04                                                 17,517          17,534
FFCB
   1.000%, 04/01/04 (a)                                            125,000         124,985
   0.975%, 04/07/04 (a)                                             50,000          50,000
   2.375%, 10/01/04                                                  9,400           9,448
FHLB
   0.970%, 04/11/04 (a)                                             80,000          79,991
   1.250%, 04/15/04                                                 15,000          15,000
   3.750%, 04/15/04                                                 17,530          17,546
   4.875%, 04/16/04                                                 29,845          29,889
   0.995%, 04/25/04 (a)                                            100,000          99,983
   0.980%, 04/27/04 (a)                                            100,000          99,985
   3.375%, 06/15/04                                                 15,000          15,066
   1.035%, 07/23/04                                                 25,000          24,990
   4.625%, 08/13/04                                                  3,310           3,352
   6.250%, 08/13/04                                                  5,730           5,836
   1.250%, 09/22/04                                                  9,675           9,675
   1.250%, 10/14/04                                                  5,000           5,000
   3.625%, 10/15/04                                                 10,000          10,126
   1.510%, 12/08/04                                                 10,000          10,000
   4.000%, 02/15/05                                                  4,085           4,180
   7.125%, 02/15/05                                                  4,000           4,201
   1.200%, 04/01/05                                                 20,000          19,991
   4.625%, 04/15/05                                                 10,000          10,344
FHLMC
   6.950%, 04/01/04                                                 10,000          10,000
   3.750%, 04/15/04                                                 40,510          40,549
   1.020%, 05/20/04                                                 25,000          24,965
   1.000%, 06/02/04                                                 15,000          14,974
   1.133%, 07/15/04                                                 20,000          19,935
   3.000%, 07/15/04                                                 28,160          28,319
   1.328%, 08/12/04                                                 20,000          19,903
   1.245%, 09/09/04                                                 40,000          39,772
   1.220%, 10/07/04                                                 16,067          15,951
   1.360%, 11/04/04                                                 20,000          19,838
   3.250%, 11/15/04                                                 19,260          19,476
   1.340%, 12/30/04                                                 27,573          27,297
   1.174%, 03/08/05                                                 30,000          29,670
FNMA
   1.000%, 04/01/04 (a)                                             78,000          77,988
   1.003%, 04/01/04 (a)                                            125,000         124,985
   1.005%, 04/01/04 (a)                                             65,000          65,000
   1.015%, 04/01/04 (a)                                            100,000          99,993
   0.975%, 04/15/04 (a)                                            100,000          99,953
   1.190%, 04/21/04 (a)                                             25,000          25,000
   1.120%, 04/30/04                                                 30,000          29,973
   1.034%, 04/30/04 (a)                                            125,000         124,987
   1.420%, 10/15/04                                                 50,000          49,627
   1.620%, 12/08/04                                                 17,000          17,000
   1.330%, 12/10/04                                                 35,000          34,676
   1.200%, 02/04/05                                                 20,000          19,794
   7.125%, 02/15/05                                                 37,460          39,349
   1.210%, 03/04/05                                                 10,000           9,888
FNMA Pool
   1.300%, 09/01/04, Pool #760080                                   25,000          24,863
                                                                             -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,938,439)                                                             1,938,439
                                                                             -------------
REPURCHASE AGREEMENTS - 42.2%
Bank of America
 1.000%, dated 3/31/04, matures 4/1/04,
 repurchase price $100,002,778
 (collateralized by U.S. Treasury Obligations:
 Total Market Value $102,004,882)                         $        100,000   $     100,000
CS First Boston
 1.060%, dated 3/31/04, matures 4/1/04,
 repurchase price $250,007,361
 (collateralized by U.S. Treasury Obligations:
 Total Market Value $255,004,286)                                  250,000         250,000
Goldman Sachs
 1.055%, dated 3/31/04, matures 4/1/04,
 repurchase price $450,013,188
 (collateralized by U.S. Treasury Obligations:
 Total Market Value $459,000,340)                                  450,000         450,000
Lehman Brothers
 1.040%, dated 3/31/04, matures 4/1/04,
 repurchase price $50,001,444
 (collateralized by U.S. Treasury Obligations:
 Total Market Value $51,000,531)                                    50,000          50,000
UBS Warburg
 1.010%, dated 3/31/04, matures 4/1/04,
 repurchase price $69,165,940
 (collateralized by U.S. Treasury Obligations:
 Total Market Value $70,551,137)                                    69,164          69,164
UBS Warburg
 1.060%, dated 3/31/04, matures 4/1/04,
 repurchase price $500,014,722
 (collateralized by U.S. Treasury Obligations:
 Total Market Value $510,002,835)                                  500,000         500,000
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,419,164)                                                             1,419,164
                                                                             -------------
TOTAL INVESTMENTS - 99.9%
   (Cost $3,357,603)                                                             3,357,603
                                                                             -------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                             2,017
                                                                             -------------
TOTAL NET ASSETS - 100.0%                                                    $   3,359,620
                                                                             -------------

(a) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004. The date shown is the next reset date.
FAMC - Federal Agriculture Mortgage Corporation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

PRIME OBLIGATIONS FUND

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 34.7%
BASIC INDUSTRY - 0.2%
Cargill
   1.052%, 05/05/04 (a)                                   $         40,000   $      39,960
                                                                             -------------
BROKERAGE - 4.0%
Citicorp Global Markets
   1.020%, 04/07/04                                                 90,000          89,985
   1.030%, 04/20/04                                                140,000         139,924
CS First Boston USA
   1.040%, 04/02/04                                                 50,000          49,999
   1.025%, 04/26/04                                                 50,000          49,964
Goldman Sachs Group
   1.133%, 04/01/04 (b)                                            200,000         200,000
Morgan Stanley Dean Witter
   1.143%, 04/01/04 (b)                                            100,000         100,000
                                                                             -------------
TOTAL BROKERAGE                                                                    629,872
                                                                             -------------
COMMERCIAL FUNDING CORPORATIONS - 19.6%
CAFCO
   1.040%, 04/13/04 (a)                                             50,000          49,983
   1.020%, 04/21/04 (a)                                             45,000          44,975
   1.030%, 04/28/04 (a)                                             50,000          49,961
   1.030%, 04/29/04 (a)                                             50,000          49,960
   1.030%, 05/13/04 (a)                                             50,000          49,940
Edison Asset Securitization Corp
   1.030%, 04/05/04 (a)                                            198,560         198,537
Falcon Asset Security Corp
   1.030%, 04/01/04 (a)                                             55,000          55,000
   1.025%, 04/05/04 (a)                                             90,000          89,990
   1.030%, 04/12/04 (a)                                             58,360          58,342
   1.030%, 04/15/04 (a)                                             42,071          42,054
   1.030%, 04/20/04 (a)                                             35,890          35,871
   1.030%, 04/22/04 (a)                                             70,000          69,958
Fleet Funding
   1.030%, 05/03/04 (a)                                             42,238          42,199
Jupiter Securitization
   1.030%, 04/06/04 (a)                                             45,184          45,178
   1.020%, 04/13/04 (a)                                             50,000          49,983
   1.020%, 04/15/04 (a)                                             24,530          24,520
   1.025%, 04/26/04 (a)                                            100,000          99,929
   1.030%, 04/28/04 (a)                                             77,800          77,740
   1.030%, 04/29/04 (a)                                             40,000          39,968
Moat Funding (Guarantor: 26% JPM Chase)
   1.060%, 04/14/04 (a)                                             50,000          49,981
   1.040%, 04/21/04 (a)                                             50,000          49,971
   1.030%, 04/28/04 (a)                                            100,000          99,923
   1.040%, 06/16/04 (a)                                            100,000          99,780
   1.040%, 06/23/04 (a)                                             30,000          29,928
Motown Notes
   1.050%, 04/12/04 (a)                                            100,000          99,968
   1.050%, 04/13/04 (a)                                             75,000          74,974
   1.050%, 04/26/04 (a)                                             65,000          64,953
   1.060%, 05/13/04 (a)                                            150,000         149,815
   1.050%, 06/16/04 (a)                                             50,000          49,889
Receivables Capital Corp
   1.030%, 04/01/04 (a)                                             50,000          50,000
   1.020%, 04/14/04 (a)                                             63,598          63,575
   1.025%, 04/23/04 (a)                                            117,747         117,673
   1.030%, 05/03/04 (a)                                             51,857          51,810
   1.030%, 05/07/04 (a)                                            100,000          99,897
Sheffield Receivables Corp
   1.030%, 04/01/04 (a)                                            160,000         160,000
   1.020%, 04/13/04 (a)                                             67,210          67,187
   1.030%, 04/15/04 (a)                                             50,000          49,980
   1.030%, 04/26/04 (a)                                             75,000          74,946
Yorktown Capital Corp
   1.020%, 04/12/04 (a)                                   $        100,000   $      99,969
   1.025%, 04/20/04 (a)                                            250,161         250,025
   1.030%, 04/21/04 (a)                                             57,031          56,998
                                                                             -------------
TOTAL COMMERCIAL FUNDING CORPORATIONS                                            3,085,330
                                                                             -------------
DIVERSIFIED FINANCIALS - 0.5%
General Electric Capital Corp
   1.030%, 04/19/04                                                 75,000          74,961
                                                                             -------------
DOMESTIC BANKS - 4.7%
American Express Centurian
   1.020%, 04/05/04 (a)                                            150,000         150,000
   1.020%, 04/22/04 (a)                                             50,000          50,000
   1.020%, 04/22/04 (a)                                            100,000         100,000
   1.020%, 04/28/04 (a)                                             50,000          50,000
Kitty Hawk Funding (Guarantor: Bank of America)
   1.025%, 04/21/04 (a)                                            114,380         114,315
Variable Funding Capital (Guarantor: Wachovia)
   1.020%, 04/07/04 (a)                                             25,000          24,996
   1.020%, 04/08/04 (a)                                             75,000          74,985
   1.020%, 04/15/04 (a)                                            100,168         100,128
   1.030%, 04/20/04 (a)                                             50,000          49,973
   1.030%, 05/04/04 (a)                                             25,000          24,976
                                                                             -------------
TOTAL DOMESTIC BANKS                                                               739,373
                                                                             -------------
FOREIGN BANK - 0.6%
Greenwich Capital Funding
   1.020%, 04/16/04 (a)                                            100,000          99,958
                                                                             -------------
FOREIGN FUNDING CORPORATION - 0.4%
Sigma Finance
   1.050%, 04/01/04 (a) (b)                                         65,000          64,991
                                                                             -------------
RETAIL FUNDING CORPORATION - 4.7%
Emerald Certificates (MBNA Master Certificates)
 (Secured Liquidity Note)
   1.050%, 04/06/04 (a)                                             45,000          44,993
   1.060%, 05/06/04 (a)                                             50,000          49,948
   1.060%, 05/11/04 (a)                                             50,000          49,941
   1.063%, 05/18/04 (a)                                             25,000          24,965
   1.040%, 05/26/04 (a)                                             50,000          49,921
   1.050%, 05/27/04 (a)                                            110,000         109,820
   1.050%, 05/27/04 (a)                                             50,000          49,918
Park Granada LLC
   1.080%, 04/08/04 (a)                                             55,000          54,988
   1.060%, 05/03/04 (a)                                             71,000          70,933
   1.060%, 06/04/04 (a)                                             40,000          39,925
   1.040%, 06/14/04 (a)                                             95,000          94,797
   1.050%, 06/18/04 (a)                                            100,000          99,772
                                                                             -------------
TOTAL RETAIL FUNDING CORPORATION                                                   739,921
                                                                             -------------
TOTAL COMMERCIAL PAPER
   (Cost $5,474,366)                                                             5,474,366
                                                                             -------------
CORPORATE OBLIGATIONS - 34.8%
BASIC INDUSTRY - 2.6%
3M
   5.639%, 12/13/04 (a)                                            200,000         205,961
Merck & Co. Inc.
   4.484%, 02/22/05 (a)                                             95,000          97,703
Wal-Mart Stores
   5.199%, 06/01/04                                                100,000         100,678
                                                                             -------------
TOTAL BASIC INDUSTRY                                                               404,342
                                                                             -------------
BROKERAGE - 6.8%
Bear Stearns
   1.253%, 4/1/04                                                  400,000         400,000

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
Goldman Sachs Group
   1.170%, 04/15/04 (a) (b)                               $        177,000   $     177,008
   1.370%, 04/15/04 (a) (b)                                         88,000          88,000
Merrill Lynch
   1.360%, 04/01/04 (b)                                             54,000          54,032
Morgan Stanley Dean Witter
   1.210%, 04/15/04 (a) (b)                                        250,000         250,000
   1.100%, 04/29/04 (a) (b)                                         95,000          95,000
                                                                             -------------
TOTAL BROKERAGE                                                                  1,064,040
                                                                             -------------
DIVERSIFIED FINANCIALS - 4.5%
American Express Credit
   1.110%, 04/20/04 (a) (b)                                         90,000          89,995
Associates Corp
   1.210%, 06/25/04 (b)                                            120,000         120,000
General Electric Capital Corp
   1.180%, 04/09/04 (b)                                            300,000         300,096
   1.170%, 04/17/04 (b)                                            200,000         200,000
                                                                             -------------
TOTAL DIVERSIFIED FINANCIALS                                                       710,091
                                                                             -------------
FOREIGN FUNDING CORPORATIONS - 13.2%
Beta Finance
   1.040%, 04/01/04 (a) (b)                                        100,000          99,988
   1.450%, 08/18/04 (a)                                            107,000         107,000
   1.270%, 10/15/04 (a)                                             50,000          49,999
   1.400%, 01/07/05 (a)                                             50,000          50,000
Centauri (CC USA LLC)
   1.055%, 04/01/04 (a) (b)                                         30,000          29,999
   1.078%, 04/01/04 (a) (b)                                         50,000          50,000
   1.180%, 04/01/04 (a) (b)                                         50,000          50,038
   1.150%, 07/26/04 (a)                                             50,000          50,000
   1.450%, 10/25/04 (a)                                            100,000         100,000
   1.500%, 11/17/04 (a)                                             50,000          50,028
   1.390%, 11/26/04 (a)                                             50,000          49,990
Dorada Finance
   1.060%, 04/01/04 (a) (b)                                        177,000         176,979
   1.065%, 04/01/04 (a) (b)                                         75,000          75,000
   1.450%, 11/10/04 (a)                                             50,000          50,000
   1.450%, 11/22/04 (a)                                             85,000          85,000
K2 USA LLC
   1.070%, 04/01/04 (a) (b)                                         50,000          49,996
   1.070%, 04/01/04 (a) (b)                                         75,000          74,993
   1.213%, 04/01/04 (a) (b)                                        100,000         100,020
   1.440%, 09/02/04 (a)                                             50,000          50,000
   1.235%, 09/22/04 (a)                                             75,000          74,995
   1.270%, 10/15/04 (a)                                             50,000          50,000
   1.450%, 10/25/04 (a)                                            100,000         100,013
   1.445%, 11/08/04 (a)                                             60,000          59,998
Sigma Finance
   1.055%, 04/01/04 (a) (b)                                        100,000          99,977
   1.055%, 04/01/04 (a) (b)                                        100,000          99,977
   1.060%, 04/01/04 (a) (b)                                         50,000          49,999
   1.065%, 04/01/04 (a) (b)                                         50,000          49,999
   1.078%, 04/01/04 (a) (b)                                        100,000          99,990
   1.130%, 04/01/04 (a) (b)                                         50,000          50,006
                                                                             -------------
TOTAL FOREIGN FUNDING CORPORATIONS                                               2,083,984
                                                                             -------------
INSURANCE - 7.7%
AI Life Funding Agreement
   1.242%, 04/01/04 (b)                                             75,000          75,000
   1.242%, 04/01/04 (b)                                            100,000         100,000
AIG Life Funding Agreement
   1.262%, 04/01/04 (b)                                   $        100,000   $     100,000
   1.262%, 04/01/04 (b)                                            100,000         100,000
Allstate Life Insurance Funding Agreement
   1.282%, 04/01/04 (b)                                            100,000         100,000
   1.320%, 04/15/04 (b)                                            100,000         100,000
Anchor National Life Funding Agreement
   1.250%, 04/01/04 (b)                                             75,000          75,000
Metlife Global Funding
   1.100%, 04/28/04 (a) (b)                                         95,000          95,000
Sun Life Insurance Funding Agreement
   1.240%, 04/01/04 (b)                                             75,000          75,000
Transamerica Occidental Funding Agreement
   1.246%, 04/01/04 (b)                                            400,000         400,000
                                                                             -------------
TOTAL INSURANCE                                                                  1,220,000
                                                                             -------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $5,482,457)                                                             5,482,457
                                                                             -------------
CERTIFICATES OF DEPOSIT - 3.8%
CS First Boston USA
   1.030%, 04/09/04                                                100,000         100,000
   1.050%, 05/04/04                                                175,000         175,000
   1.035%, 05/18/04                                                 75,000          75,000
Wells Fargo Bank
   1.020%, 04/12/04                                                100,000         100,000
   1.020%, 04/14/04                                                150,000         150,000
                                                                             -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $600,000)                                                                 600,000
                                                                             -------------
YANKEE CERTIFICATES OF DEPOSIT - 13.0%
Bayerische Landesbank NY
   5.000%, 07/20/04                                                 15,000          15,178
BNP Paribas NY
   1.050%, 06/16/04                                                195,000         194,983
Canadian Imperial Bank NY
   1.020%, 04/08/04                                                150,000         150,000
Credit Agricole NY
   1.040%, 04/01/04 (b)                                             70,000          70,000
   1.070%, 04/07/04 (b)                                             70,000          70,000
   1.230%, 08/04/04 (b)                                             50,000          49,998
Danske Bank NY
   1.250%, 09/10/04                                                100,000          99,996
Fortis Banque
   1.020%, 04/26/04                                                100,000         100,000
   1.020%, 04/26/04                                                200,000         200,000
Landesbank Hessen Thueringen
   1.320%, 02/10/05                                                100,000          99,987
Nordeutche Bank NY
   1.100%, 07/06/04                                                100,000         100,000
   1.110%, 07/12/04                                                 50,000          49,999
   1.230%, 02/09/05                                                 45,000          45,000
Rabobank Nederland NY
   1.240%, 08/04/04                                                 48,000          47,998
Royal Bank of Scotland NY
   1.295%, 04/16/04                                                 50,000          50,000
   1.305%, 04/16/04                                                 50,000          50,000
   1.395%, 02/02/05                                                100,000          99,987
   1.326%, 03/31/05                                                 50,000          49,965
Svenska Handlesbanken NY
   1.025%, 04/01/04                                                115,150         115,150

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
West Deutsche Landesbank NY
   1.320%, 04/15/04                                       $        100,000   $     100,000
   1.200%, 08/02/04                                                 50,000          50,000
   1.390%, 08/26/04                                                 75,000          74,997
   1.250%, 09/20/04                                                 75,000          75,000
   1.315%, 10/18/04                                                 55,000          54,997
   1.550%, 12/10/04                                                 35,000          35,000
                                                                             -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Cost $2,048,235)                                                             2,048,235
                                                                             -------------
EURO TIME DEPOSITS - 6.6%
M & I Time Deposit
   1.031%, 04/01/04                                                500,000         500,000
National City Time Deposit
   1.040%, 04/01/04                                                533,443         533,443
                                                                             -------------
TOTAL EURO TIME DEPOSITS
   (Cost $1,033,443)                                                             1,033,443
                                                                             -------------
REPURCHASE AGREEMENTS - 2.2%
UBS Warburg
   1.031%, dated 3/31/04, matures 4/1/04,
   repurchase price $345,638,697
   (collateralized by U.S. Treasury Obligations:
   Total Market value $352,546,169)                                345,629         345,629
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $345,629)                                                                 345,629
                                                                             -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
FHLB
   3.375%, 06/15/04                                                 40,000          40,176
   1.200%, 04/01/05                                                 50,000          49,975
FHLMC
   1.030%, 04/02/04                                                 23,850          23,849
   3.750%, 04/15/04                                                 55,400          55,457
   1.020%, 05/20/04                                                 35,785          35,735
   6.250%, 07/15/04                                                 49,282          49,990
   1.400%, 08/11/04                                                 30,000          30,000
   1.328%, 08/12/04                                                 50,000          49,758
   0.000%, 12/02/04                                                 60,000          59,396
FNMA
   1.060%, 04/01/04 (b)                                            180,000         180,000
   1.120%, 04/30/04                                                 65,000          64,941
   3.500%, 09/15/04                                                 19,500          19,681
   1.420%, 11/01/04                                                 23,474          23,278
   1.270%, 04/25/05                                                 75,000          75,000
                                                                             -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $757,236)                                                                 757,236
                                                                             -------------
TOTAL INVESTMENTS - 99.9%
   (Cost $15,741,366)                                                           15,741,366
                                                                             -------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                            20,240
                                                                             -------------
TOTAL NET ASSETS - 100.0%                                                    $  15,761,606
                                                                             -------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $7,952,184,290 or 50.5% of total net assets.
(b) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004. The date shown is the next reset date.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 100.4%
ARIZONA - 1.5%
Arizona Health Facilities,
 Royal Oaks Project (LOC: Lasalle Bank)
   1.017%, 04/07/04 (a)                                   $          5,825   $       5,825
Arizona Health Facilities,
 The Terraces Project, Series B2
 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
   1.017%, 04/07/04 (a)                                              5,000           5,000
Phoenix Civic Improvement (CP)
   0.970%, 07/29/04                                                 10,000          10,000
                                                                             -------------
                                                                                    20,825
                                                                             -------------
CALIFORNIA - 0.3%
Los Angeles School District,
 Belmont Learning Complex A
 (LOC: Bank of New York)
   0.947%, 04/07/04 (a)                                                 75              75
Santa Barbara Tax and Revenue
 Anticipation Notes - Series A
   2.000%, 07/23/04                                                  4,000           4,015
                                                                             -------------
                                                                                     4,090
                                                                             -------------
COLORADO - 3.2%
Boulder Valley School District (GO)
   1.500%, 06/30/04                                                 10,000          10,013
   2.000%, 06/30/04                                                 10,000          10,025
Colorado General Fund Tax and
 Anticipation Notes Revenue
   2.000%, 06/25/04                                                 15,000          15,039
Moffat County Pollution Control (INS: AMBAC)
   1.227%, 04/07/04 (a)                                             10,465          10,465
                                                                             -------------
                                                                                    45,542
                                                                             -------------
DELAWARE - 0.4%
Kent County Delaware University Student Housing,
 Series B (LOC: Wachovia Bank)
   1.007%, 04/07/04 (a)                                              5,000           5,000
                                                                             -------------
DISTRICT OF COLUMBIA - 1.6%
District of Columbia Revenue (LOC: First Union)
   1.007%, 04/07/04 (a)                                              9,400           9,400
District of Columbia,
 The Washington Home
 (LOC: First Union National Bank)
   1.017%, 04/07/04 (a)                                             13,605          13,605
                                                                             -------------
                                                                                    23,005
                                                                             -------------
FLORIDA - 3.5%
Florida Housing Agency (LOC: Kreidetbank)
   1.097%, 04/07/04 (a) (b)                                          6,035           6,035
Highlands County Florida Health Facilities,
 Adventist Health Systems, Series A
 (LOC: Suntrust Bank)
   1.017%, 04/07/04 (a)                                             12,100          12,100
Highlands County Florida Health Facilities,
 Adventist Health Systems, Series B
 (LOC: Suntrust Bank)
   1.027%, 04/07/04 (a)                                             11,000          11,000
Jacksonville Florida Educational Facilities,
 Jacksonville University Project
 (LOC: Wachovia Bank)
   1.007%, 04/07/04 (a)                                              6,175           6,175
Miami-Dade County Development Authority,
 Gulliver School Project (LOC: Bank of America)
   1.097%, 04/07/04 (a)                                              3,650           3,650

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
Orange County Florida Health Facilities,
 Adventist Health Systems,
 Sunbelt (LOC: Suntrust Bank)
   1.017%, 04/07/04 (a)                                   $          2,800   $       2,800
Palm Beach County Revenue,
 Benjamin Private School Project
 (LOC: Bank of America)
   1.047%, 04/07/04 (a)                                              2,000           2,000
University of Florida Research
 Funding Revenue (LOC: Wachovia Bank)
   1.057%, 04/07/04 (a)                                              5,000           5,000
University of South Florida Funding
 (LOC: First Union)
   0.967%, 04/07/04 (a)                                                930             930
                                                                             -------------
                                                                                    49,690
                                                                             -------------
GEORGIA - 0.4%
Clayton County Georgia Development Authority,
 Delta Airlines Project, Series A
 (LOC: General Electric Capital)
   1.057%, 04/07/04 (a)                                              2,450           2,450
Fulton County Development Authority,
 Pace Academy Project (LOC: Bank of America)
   1.047%, 04/07/04 (a)                                              1,925           1,925
Gordon County Georgia Hospital Authority,
 Adventist Health Systems, Series A
 (LOC: Suntrust Bank)
   1.017%, 04/07/04 (a)                                              1,205           1,205
                                                                             -------------
                                                                                     5,580
                                                                             -------------
IDAHO - 0.6%
Boise Idaho Urban Renewal Agency,
 Capital City (LOC: Bank America)
   1.067%, 04/07/04 (a)                                              5,110           5,110
University of Idaho Foundation Authority
 (LOC: First Security Bank)
   1.067%, 04/07/04 (a) (b)                                          3,900           3,900
                                                                             -------------
                                                                                     9,010
                                                                             -------------
ILLINOIS - 16.6%
ABN AMRO Munitops Certificates Trust,
 Chicago IL (INS:FGIC)
   1.117%, 04/07/04 (a) (b)                                         20,000          20,000
ABN AMRO Munitops Certificates Trust,
 llinois State (GO) (INS: MBIA)
   1.117%, 04/07/04 (a) (b)                                          4,575           4,575
Chicago Illinois (LOC: Landesbank Hessen - THRGN)
   1.047%, 12/09/04 (a)                                             15,000          15,000
Chicago Illinois Park District
 (LOC: Landesbank Hessen - THRGN)
   1.750%, 05/01/04                                                 19,000          19,013
Illinois Development Finance Authority
 (LOC: Northern Trust)
   1.097%, 04/07/04 (a)                                              3,500           3,500
Illinois Development Finance Authority, Aurora
 (LOC: Allied Irish Bank, PLC)
   1.346%, 04/07/04 (a)                                              6,740           6,740
Illinois Development Finance Authority,
 Chinese American Service Project
 (LOC: LaSalle Bank)
   1.047%, 04/07/04 (a)                                              5,000           5,000
Illinois Development Finance Authority, Lake Forest
 (LOC: Northern Trust)
   1.097%, 04/07/04 (a)                                              6,255           6,255
Illinois Development Finance Authority,
 Loyola Academy (LOC: Bank One)
   1.097%, 04/07/04 (a)                                              4,000           4,000
Illinois Development Finance Authority,
 McCormick Theological (LOC: Northern Trust)
   1.097%, 04/07/04 (a)                                   $          7,935   $       7,935
Illinois Development Finance Authority,
 Roosevelt University (LOC: American National Bank)
   1.097%, 04/07/04 (a)                                              7,700           7,700
Illinois Development Finance Authority,
 Solomon Schechter Day School
 (LOC: LaSalle Bank)
   1.047%, 04/07/04 (a)                                              5,000           5,000
Illinois Development Finance Authority,
 St. Ignatius (LOC: Northern Trust)
   1.097%, 04/07/04 (a)                                              9,800           9,800
Illinois Development Finance Authority,
 St. Paul's Housing (LOC: Lasalle Bank)
   1.097%, 04/07/04 (a)                                              4,290           4,290
Illinois Development Finance Authority,
 United Way/Crusade Mercy (LOC: LaSalle Bank)
   1.047%, 04/07/04 (a)                                              4,935           4,935
Illinois Development Finance Authority,
 Mount Carmel High School Project
 (LOC: Bank One)
   1.097%, 04/07/04 (a)                                              2,800           2,800
Illinois Educational Facilities Authority,
 Chicago Zoological Society (LOC: Northern Trust)
   1.097%, 04/07/04 (a)                                              5,000           5,000
Illinois Health Facilities Authorities,
 Edgewater Hospital
   1.077%, 04/07/04 (a) (b)                                         10,600          10,600
Illinois Health Facilities Authority Lifelink
 (LOC: American National Bank)
   1.047%, 04/07/04 (a)                                              7,225           7,225
Illinois Health Facilities, Central Baptist Home,
 Series B (LOC: Allied Irish Bank, PLC)
   1.047%, 04/07/04 (a)                                              3,260           3,260
Illinois Health Facilities, Lutheran Home and
 Services (LOC: Fifth Third Bank)
   1.067%, 04/07/04 (a)                                             14,350          14,350
Illinois Health Facilities, Lutheran Home and
 Services Project (LOC: Allied Irish Bank, PLC)
   1.047%, 04/07/04 (a)                                              2,200           2,200
Illinois Health Facilities, Series C
 (LOC: Lasalle Bank)
   1.017%, 04/07/04 (a)                                             13,000          13,000
Illinois State Toll Highway Authority (INS: FSA)
 (SPA: LandesBank - Hessen-THRGN)
   1.067%, 04/07/04 (a)                                             18,500          18,500
   1.067%, 04/07/04 (a)                                             13,100          13,100
Macon County - Milikin University
 (INS: AMBAC) (SPA: Bank One)
   1.047%, 04/07/04 (a)                                              4,400           4,400
Northern Cook County Illinois Solid Waste Agency
 (LOC: Northern Trust)
   1.047%, 04/07/04 (a)                                              5,900           5,900
State of Illinois (GO)
   5.000%, 04/01/04                                                  5,000           5,000
State of Illinois, Series A (GO)
   5.000%, 03/01/05                                                  5,182           5,182
State of Illinois, Series B (GO)
   5.000%, 03/01/05                                                  2,135           2,135
                                                                             -------------
                                                                                   236,395
                                                                             -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
INDIANA - 4.3%
Evansville Economic Development Authority
 (LOC: Citibank)
   1.017%, 04/07/04 (a) (b)                               $          2,500   $       2,500
Fort Wayne Industries Economic Development,
 Lutheran Homes Project (LOC: Fifth Third Bank)
   1.117%, 04/07/04 (a)                                              5,500           5,500
Indiana Development Financing Authority,
 Educational Facilities Heritage School Project
 (LOC: Lasalle Bank)
   1.047%, 04/07/04 (a)                                              8,650           8,650
Indiana Health Facilities Financing Authority,
 Baptist Homes (LOC: Lasalle Bank)
   1.027%, 04/07/04 (a)                                              9,800           9,800
Indiana Health Facilities Financing Authority,
 Henry County Memorial Hospital
 (LOC: Fifth Third Bank)
   1.097%, 04/07/04 (a)                                             19,685          19,685
Indiana Health Facilities Financing Authority,
 Major Hospital Project (LOC: Bank One)
   1.097%, 04/07/04 (a)                                             10,000          10,000
Indiana, Series A
   2.000%, 01/25/05                                                  5,000           5,036
                                                                             -------------
                                                                                    61,171
                                                                             -------------
IOWA - 0.3%
Iowa Financial Retirement Authority,
 Wesley Retirement Services
 (LOC: Wells Fargo Bank)
   1.017%, 04/07/04 (a)                                              4,000           4,000
                                                                             -------------
KANSAS - 0.7%
Prairie Village Revenue, Claridge Court
 (LOC: LaSalle Bank)
   1.017%, 04/07/04 (a)                                              9,410           9,410
                                                                             -------------
KENTUCKY - 0.2%
Lexington-Fayette Urban Residential Facilities,
 Richmond Project (LOC: Bank of America)
   1.070%, 04/01/05 (a)                                              2,630           2,630
                                                                             -------------
LOUISIANA - 3.1%
State of Louisiana (CP) INS: AMBAC
 SPA: CSFB
   0.987%, 04/05/04                                                 10,000          10,000
   0.960%, 04/06/04                                                  9,470           9,470
   0.950%, 07/07/04                                                 10,000          10,000
   0.950%, 07/08/04                                                  5,000           5,000
   0.960%, 07/13/04                                                 10,000          10,000
                                                                             -------------
                                                                                    44,470
                                                                             -------------
MASSACHUSETTS - 3.8%
State of Massachusetts Series B
 (SPA: Landesbank - Hessen - THRGN) (GO)
   1.057%, 04/07/04 (a)                                             27,495          27,495
State of Massachusetts Series C (GO)
 (SPA: State Street B&T)
   1.057%, 04/07/04 (a)                                             25,725          25,725
                                                                             -------------
                                                                                    53,220
                                                                             -------------
MICHIGAN - 7.3%
Hannahville Indian Community Finance, Series A
 (LOC: National City)
   1.107%, 04/07/04 (a) (b)                                          1,450           1,450
Michigan State Housing Development Authority
(INS: MBIA) (SPA: Merrill Lynch Cap Services)
   1.067%, 04/07/04 (a) (b)                               $          5,325   $       5,325
Oakland County Michigan Economic Development,
 Catholic Central High School
 (LOC: Fifth Third Bank)
   1.097%, 04/07/04 (a)                                             13,145          13,145
State of Michigan (CP)
   1.050%, 05/04/04                                                 20,000          20,000
   1.100%, 05/11/04                                                 30,080          30,080
State of Michigan Strategic Fund,
 Lutheran Social Services
 (LOC: National City Bank)
   1.077%, 04/07/04 (a)                                             19,195          19,195
Wayne Charter County (LOC: Allied Irish, PLC)
   1.057%, 04/07/04 (a)                                             13,825          13,825
                                                                             -------------
                                                                                   103,020
                                                                             -------------
MINNESOTA - 4.6%
Eden Prairie, Multifamily Housing Authority
 (Liquidity: Freddie Mac)
   1.097%, 04/07/04 (a)                                             13,700          13,700
Mendota Heights Revenue,
 St. Thomas Academy Project
 (LOC: Allied Irish, PLC)
   1.017%, 04/07/04 (a)                                              1,960           1,960
Minneapolis School District
 Credit Support: SD Credit Program (GO)
   2.000%, 08/06/04                                                 10,000          10,036
Minnesota State Higher Educational
 FaciIities Bethel College, Credit Support:
 GO of Institution (LOC: Allied Irish Bank, PLC)
   1.346%, 04/07/04 (a)                                              3,585           3,585
University of Minnesota (GO of University) Series A
   1.057%, 04/07/04 (a)                                             36,725          36,725
                                                                             -------------
                                                                                    66,006
                                                                             -------------
MISSOURI - 1.1%
Jackson County Missouri Industrial
 Development Authority, YMCA Greater
 Kansas City (LOC: Bank of America)
   1.097%, 04/07/04 (a)                                              6,700           6,700
Missouri State Health & Educational Facilties
 (LOC: Bank One) (INS: AMBAC)
   1.017%, 04/07/04 (a)                                              9,550           9,550
                                                                             -------------
                                                                                    16,250
                                                                             -------------
MONTANA - 1.0%
Montana State Health Facilities Authority
   1.177%, 04/07/04 (a) (b) (INS: AMBAC)                            14,625          14,625
                                                                             -------------
NEVADA - 1.2%
ABN AMRO Munitops Certificates Trust,
 Nevada State (GO) (INS: MBIA)
   1.117%, 04/07/04 (a) (b) (SPA: ABN AMRO)                          8,500           8,500
Clark County School District (GO) (INS: FGIC)
   3.000%, 06/01/04                                                  8,720           8,750
                                                                             -------------
                                                                                    17,250
                                                                             -------------
NEW JERSEY - 0.7%
State of New Jersey
   2.000%, 06/25/04                                                 10,000          10,022
                                                                             -------------
NEW MEXICO - 0.7%
Bernalillo County New Mexico, Series A
   2.000%, 12/14/04                                                 10,000          10,060
                                                                             -------------

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
NEW YORK - 1.7%
Jay Street Development, Jay Street Project,
 Series A-2 (LOC: Landesbank Hessen-THRGN)
   0.967%, 04/01/04 (a)                                   $         11,500   $      11,500
State of New York (GO) (SPA: Lehman Liquidity)
 (Credit: CIEG-TCRS)
   1.077%, 04/07/04 (a) (b)                                          9,975           9,975
Yonkers (GO) (LOC: Bank of New York)
   2.000%, 05/14/04                                                  3,000           3,004
                                                                             -------------
                                                                                    24,479
                                                                             -------------
NORTH CAROLINA - 1.1%
North Carolina State Correctional
 Facilities Project, Series A
   2.000%, 02/01/05                                                  2,000           2,015
North Carolina Wolfpack Club Project
 (LOC: Bank of America)
   1.047%, 04/07/04 (a)                                             10,000          10,000
Wake County North Carolina, Series B
   4.500%, 02/01/05                                                  3,150           3,240
                                                                             -------------
                                                                                    15,255
                                                                             -------------
OHIO - 5.6%
ABN AMRO Munitops Certificates Trust,
 Westerville Ohio County School (INS: MBIA)
 (SPA: ABN AMRO Bank)
   1.097%, 04/07/04 (a) (b)                                          4,000           4,000
Cuyahoga County Ohio Hospital Revenue,
 University Hospital (INS: AMBAC)
 (SPA: Chase Manhattan)
   1.017%, 04/07/04 (a)                                              3,000           3,000
Franklin County Health Care Facilities Revenue,
 Mother Angeline McCrory Project
 (LOC: Allied Irish Bank, PLC)
   1.087%, 04/07/04 (a)                                             16,690          16,690
Franklin County Ohio Health Care Facilities
 (LOC: National City Bank)
   1.047%, 04/07/04 (a)                                              3,800           3,800
Logan County Ohio Healthcare Facilities
 (LOC: Fifth Third Bank)
   1.117%, 04/07/04 (a)                                             10,800          10,800
Lucas County Ohio Facilities Improvement,
 Toledo Society (LOC: Fifth Third Bank)
   1.017%, 04/07/04 (a)                                             12,200          12,200
Miami County Hospital
 (LOC: National Australia Bank, NY)
 (SPA: Merrill Lynch Cap SVCS)
   1.117%, 04/07/04 (a) (b)                                          4,740           4,740
Middleburg Heights Hospital Improvement
 Revenue (LOC: Fifth Third Bank)
   1.057%, 04/07/04 (a)                                              2,400           2,400
Ohio State Air Quality Development Authority,
 Ohio Power (INS: AMBAC)
 (Liquidity: Merrill Lynch SVCS)
   1.067%, 04/07/04 (a) (b)                                          4,700           4,700
Ohio State Higher Education Facilities,
 Lake Erie (LOC: Fifth Third Bank)
   1.057%, 04/07/04 (a)                                             12,665          12,665
Summit County Ohio Port Authority,
 Summa Health Systems Hospital
 (LOC: Fifth Third Bank)
   1.057%, 04/07/04 (a)                                              5,000           5,000
                                                                             -------------
                                                                                    79,995
                                                                             -------------
OKLAHOMA - 0.8%
Oklahoma Authority Revenue,
 American Cancer Society Project
 (LOC: Bank of America)
   1.097%, 04/07/04 (a)                                   $          2,905   $       2,905
Tulsa Industrial Authority Revenue Floating
   1.067%, 04/07/04 (a) (b)                                          7,970           7,970
                                                                             -------------
                                                                                    10,875
                                                                             -------------
PENNSYLVANIA - 1.2%
Lehigh County Pennsylvania General
 Purpose Authority, St. Lukes Hospital Project
 (LOC: Wachovia Bank)
   1.017%, 04/01/04 (a)                                                100             100
Philadelphia, PA Tax and Revenue Anticipation Notes
   2.000%, 06/30/04                                                 17,000          17,040
                                                                             -------------
                                                                                    17,140
                                                                             -------------
RHODE ISLAND - 0.5%
Rhode Island Health & Education Revenue,
 Jewish Services Agency (LOC: Sovereign Bank)
 (LOC: Bank of New York)
   1.017%, 04/07/04 (a)                                              6,750           6,750
                                                                             -------------
SOUTH CAROLINA - 3.0%
ABN AMRO Munitops Certificates Trust (GO)
 (INS: FSA SCSDE) (SPA: ABN AMRO Bank)
   1.117%, 04/07/04 (a) (b)                                         14,000          14,000
ABN AMRO Munitops Certificates Trust,
 South Carolina Transportaion Infastructure
 (INS: AMBAC) (SPA: ABN AMRO Bank)
   1.117%, 04/07/04 (a) (b)                                         10,000          10,000
State of South Carolina (GO)
   2.000%, 04/01/05                                                  4,000           4,040
University of South Carolina Revenue
   1.750%, 07/24/04                                                 15,000          15,040
                                                                             -------------
                                                                                    43,080
                                                                             -------------
TENNESSEE - 3.7%
Memphis TN (CP)
 (LOC: West Deutsche Landesbank)
   0.950%, 04/06/04                                                 12,500          12,500
Met Government Nashville & Davidson
 (LOC: Societe Generale)
   1.097%, 04/07/04 (a) (b)                                          7,035           7,035
Rutherford County Industrial
 Developement - Square D Company
 (LOC: Societe Generale)
   1.047%, 04/07/04 (a)                                              4,100           4,100
Shelby County Heatlh (CP)
 (LOC: Bank of America)
   0.950%, 04/22/04                                                 20,000          20,000
   0.970%, 04/27/04                                                  8,500           8,500
                                                                             -------------
                                                                                    52,135
                                                                             -------------
TEXAS - 16.3%
ABN AMRO Munitops Certificates Trust,
 Comal Texas (Credit: PSF-GTD)
 (SPA: ABN AMRO Bank)
   1.117%, 04/07/04 (a) (b)                                         10,002          10,002
ABN AMRO Munitops Certificates Trust,
 Frisco Texas School District (Credit: PSF-GTD)
 (SPA: ABN AMRO Bank)
   1.200%, 05/12/04 (b)                                              9,695           9,695

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
ABN AMRO Munitops Certificates Trust,
 Irving Texas (Credit: PSF-GTD)
 (SPA: ABN AMRO Bank)
   1.080%, 03/09/05 (b)                                   $         11,390   $      11,390
ABN AMRO Munitops Certificates Trust,
 Williamson County Texas (INS: FSA)
 (SPA: ABN AMRO Bank)
   1.117%, 04/07/04 (a) (b)                                         10,395          10,395
Galena Park Independent School District
 (GTY: TXPSF)
   1.067%, 04/07/04 (a) (b)                                         20,965          20,965
Harris County Texas Health Facilities Development,
 Seven Acres Jewish Senior Care
 (LOC: J.P. Morgan Chase Bank)
   1.067%, 04/07/04 (a)                                             19,000          19,000
Kendall County Texas Health Facilities,
 Morningside Ministries (LOC: Bank One)
   1.107%, 04/07/04 (a)                                             15,000          15,000
Midland County Texas Health Facilities,
 Manor Park Project (LOC: Wells Fargo Bank)
   1.097%, 04/07/04 (a)                                             17,860          17,860
Northeast Independent School District
 (Credit: PSF-GTD) (Liquidity: Societe Generale)
   1.067%, 04/07/04 (a) (b)                                         26,515          26,515
San Antonio Electric & Gas (INS: MBIA)
 (Liquidity: Societe Generale)
   1.067%, 04/07/04 (a) (b)                                          7,455           7,455
State of Texas
   2.000%, 08/31/04                                                 47,850          48,027
University of Texas (CP)
   0.970%, 06/09/04                                                 10,000          10,000
   0.950%, 07/08/04                                                 10,000          10,000
   0.940%, 08/11/04                                                 15,425          15,425
                                                                             -------------
                                                                                   231,729
                                                                             -------------
VIRGINIA - 1.8%
Richmond Virginia (GO)
   2.000%, 06/29/04                                                 25,000          25,058
                                                                             -------------
WASHINGTON - 2.2%
ABN AMRO Munitops Certificates Trust,
 Washington State (GO) (INS: MBIA-IBC)
 (SPA: ABN AMRO Bank)
   1.117%, 04/07/04 (a) (b)                                         14,000          14,000
Everett Public Facilities (CP)
   0.990%, 05/21/04                                                  6,240           6,240
Washington State Housing Financial
 Nonprofit Revenue, Emerald Heights Project
 (LOC: Bank of America)
   1.077%, 04/01/04 (a)                                              5,000           5,000
Washington State Housing Financial
 Nonprofit Revenue, Open Window School Project
 (LOC: Bank of America)
   1.097%, 04/07/04 (a)                                              6,600           6,600
                                                                             -------------
                                                                                    31,840
                                                                             -------------
WEST VIRGINIA - 1.7%
Monongalia County West Virginia General
 Hospital - A (LOC: Bank One)
   1.047%, 04/07/04 (a)                                              4,700           4,700
West Virginia State Hospital Financing Authority,
 Pallottine Health, Series A1 (LOC: Bank One)
   1.017%, 04/07/04 (a)                                             20,000          20,000
                                                                             -------------
                                                                                    24,700
                                                                             -------------

DESCRIPTION                                               PAR (000)/SHARES     VALUE (000)
------------------------------------------------------------------------------------------
WISCONSIN - 2.6%
Wisconsin State Health and Education Facilties
 (LOC: Marshall & Illsley)
   1.047%, 04/07/04 (a)                                   $         13,800   $      13,800
Wisconsin State Health and Educational Facilities,
  Lindengrove, Series B (LOC: Bank One)
   1.047%, 04/07/04 (a)                                              7,500           7,500
Wisconsin State Health and Education Facilties,
 Torah Study (LOC: Harris Trust & Savings Bank)
   1.047%, 04/07/04 (a)                                              3,315           3,315
Wisconsin State Health and Educational Facilities,
 Watertown Memorial Hospital Project
 (LOC: Bank One)
   1.047%, 04/07/04 (a)                                              4,400           4,400
Wisconsin State Health Marshfield
 (LOC: Morgan Guaranty)
   1.047%, 04/07/04 (a)                                              8,000           8,000
                                                                             -------------
                                                                                    37,015
                                                                             -------------
MULTISTATE - 1.1%
Clipper Tax-Exempt Trust
   1.217%, 04/07/04 (a) (b)                                         15,000          15,000
                                                                             -------------
TOTAL MUNICIPAL BONDS
   (Cost $1,426,322)                                                             1,426,322
                                                                             -------------
MONEY MARKET FUND - 0.0%
AIM Tax Free Investments Company                                    71,689              72
Money Market Obligations Trust                                      59,558              59
                                                                             -------------
TOTAL MONEY MARKET FUND
   (Cost $131)                                                                         131
                                                                             -------------
TOTAL INVESTMENTS - 100.4%
   (Cost $1,426,453)                                                             1,426,453
                                                                             -------------
OTHER ASSETS AND LIABILITIES, NET - (0.4)%                                          (5,009)
                                                                             -------------
TOTAL NET ASSETS - 100.0%                                                    $   1,421,444
                                                                             -------------

(a) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004. The date shown is the next reset date.
(b) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $265,347,000 or 18.7% of total net assets.
AMBAC - American Municipal Bond Assurance Company
CP - Commercial Paper
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assistance
GO - General Obligation
GTD - Guaranteed
GTY - Guaranty
IBC - Insured Bond Certificate
INS - Insured
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PSF - Permanent School Fund
SPA - Standby Purchase Agreement
TXPSF - Texas Permanent School Fund

TREASURY OBLIGATIONS FUND

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 23.2%
U.S. Treasury Notes
   3.375%, 04/30/04                                       $        375,000   $     375,638
   3.250%, 05/31/04                                                125,000         125,436
   2.875%, 06/30/04                                                400,000         401,813
   2.125%, 08/31/04                                                570,000         572,129
   1.875%, 09/30/04                                                 80,000          80,218
   5.875%, 11/15/04                                                445,000         457,584
   2.000%, 11/30/04                                                125,000         125,529
   7.500%, 02/15/05                                                 75,000          79,146
   1.500%, 02/28/05                                                150,000         150,373
                                                                             -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,367,866)                                                             2,367,866
                                                                             -------------
REPURCHASE AGREEMENTS - 76.7%
ABN AMRO
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $925,025,951
   (collateralized by U.S. Treasury Obligations:
   Total Market value $943,500,000)                                925,000         925,000
Banc One
   1.000%, dated 3/31/04, matures 4/1/04,
   repurchase price $450,012,500
   (collateralized by U.S. Treasury Obligations:
   Total Market value $459,002,619)                                450,000         450,000
Bank of America
   0.950%, dated 3/31/04, matures 4/1/04,
   repurchase price $125,003,299
   (collateralized by U.S. Treasury Obligations:
   Total Market value $127,500,988)                                125,000         125,000
Bear Stearns
   1.020%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,150,032,583
   (collateralized by U.S. Treasury Obligations:
   Total Market value $1,177,388,889)                            1,150,000       1,150,000
CS First Boston
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $175,004,910
   (collateralized by U.S. Treasury Obligations:
   Total Market value $178,500,700)                                175,000         175,000
Deutsche Bank
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $450,012,625
   (collateralized by U.S. Treasury Obligations:
   Total Market value $459,000,665)                                450,000         450,000
Goldman Sachs
   1.000%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,450,040,278
   (collateralized by U.S. Treasury Obligations:
   Total Market value $1,479,000,152)                            1,450,000       1,450,000
Greenwich Capital
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $450,012,625
   (collateralized by U.S. Treasury Obligations:
   Total Market value $459,000,674)                                450,000         450,000
Merrill Lynch
   0.980%, dated 3/31/04, matures 4/1/04,
   repurchase price $450,012,250
   (collateralized by U.S. Treasury Obligations:
   Total Market value $459,002,519)                                450,000         450,000
Morgan Stanley
   0.990%, dated 3/31/04, matures 4/1/04,
   repurchase price $450,012,375
   (collateralized by U.S. Treasury Obligations:
   Total Market value $459,000,489)                                450,000         450,000
Societe Generale
   1.000%, dated 3/31/04, matures 4/1/04,
   repurchase price $125,003,472
   (collateralized by U.S. Treasury Obligations:
   Total Market value $127,778,945)                       $        125,000   $     125,000
UBS Warburg
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,186,178,278
   (collateralized by U.S. Treasury Obligations:
   Total Market value $1,209,873,211)                            1,186,145       1,186,145
Wachovia
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $300,008,417
   (collateralized by U.S. Treasury Obligations:
   Total Market value $306,001,337)                                300,000         300,000
Wachovia
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $125,003,507
   (collateralized by U.S. Treasury Obligations:
   Total Market value $127,500,820)                                125,000         125,000
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,811,145)                                                             7,811,145
                                                                             -------------
TOTAL INVESTMENTS - 99.9%
   (Cost $10,179,011)                                                           10,179,011
                                                                             -------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                            14,148
                                                                             -------------
TOTAL NET ASSETS - 100.0%                                                    $  10,193,159
                                                                             -------------

The accompanying notes are an integral part of the financial statements.

TREASURY RESERVE FUND

DESCRIPTION                                                      PAR (000)     VALUE (000)
------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 22.6%
U.S. Treasury Notes
   3.375%, 04/30/04                                       $         25,000   $      25,042
   3.250%, 05/31/04                                                 20,000          20,070
   2.875%, 06/30/04                                                 95,000          95,425
   2.125%, 08/31/04                                                105,000         105,383
   1.875%, 09/30/04                                                 20,000          20,055
   5.875%, 11/15/04                                                 85,000          87,403
   2.000%, 11/30/04                                                 55,000          55,246
                                                                             -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $408,624)                                                                 408,624
                                                                             -------------
REPURCHASE AGREEMENTS - 77.3%
ABN AMRO
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,104
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,500,000)                                  75,000          75,000
Bank of America
   0.950%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,001,979
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,500,181)                                  75,000          75,000
Bear Stearns
   1.020%, dated 3/31/04, matures 4/1/04,
   repurchase price $350,009,917
   (collateralized by U.S. Treasury Obligations:
   Total Market value $358,271,127)                                350,000         350,000
CS First Boston
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,104
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,500,521)                                  75,000          75,000
Goldman Sachs
   1.000%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,083
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,500,159)                                  75,000          75,000
Greenwich Capital
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $300,008,417
   (collateralized by U.S. Treasury Obligations:
   Total Market value $306,001,282)                                300,000         300,000
Lehman Brothers
   1.000%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,083
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,475,154)                                  75,000          75,000
Merrill Lynch
   0.980%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,042
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,502,654)                                  75,000          75,000
Morgan Stanley
   0.990%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,063
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,500,773)                                  75,000          75,000
UBS Warburg
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $149,066,182
   (collateralized by U.S. Treasury Obligations:
   Total Market value $152,047,529)                                149,062         149,062
Wachovia
   1.010%, dated 3/31/04, matures 4/1/04,
   repurchase price $75,002,104
   (collateralized by U.S. Treasury Obligations:
   Total Market value $76,501,002)                        $         75,000   $      75,000
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,399,062)                                                             1,399,062
                                                                             -------------
TOTAL INVESTMENTS - 99.9%
   (Cost $1,807,686)                                                             1,807,686
                                                                             -------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                             2,160
                                                                             -------------
TOTAL NET ASSETS - 100.0%                                                    $   1,809,846
                                                                             -------------

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                   GOVERNMENT           PRIME       TAX FREE        TREASURY        TREASURY
                                                  OBLIGATIONS     OBLIGATIONS    OBLIGATIONS     OBLIGATIONS         RESERVE
                                                         FUND            FUND           FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost     $  1,938,439    $ 15,395,737   $  1,426,453    $  2,367,866    $    408,624
Repurchase agreements, at amortized cost            1,419,164         345,629             --       7,811,145       1,399,062
Cash                                                       --               1             --              29              --
Receivable for securities sold                             --              --         15,175              --              --
Dividends and interest receivable                       5,262          34,169          4,088          22,525           3,760
Capital shares sold                                        70           1,314             --             791              --
Prepaid expenses and other assets                         115             295             99             177              80
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                        3,363,050      15,777,145      1,445,815      10,202,533       1,811,526
============================================================================================================================
LIABILITIES:
Bank overdraft                                              2              --             --              --              --
Dividends payable                                       1,507           8,119            609           4,337             192
Payable for investment securities purchased                --              --         23,062              --              --
Capital shares redeemed                                   433             980             --              82              --
Payable to affiliates                                     590           2,631            299           1,728             305
Payable for distribution and shareholder
 servicing fees                                           883           3,743            394           3,168           1,164
Accrued expenses and other liabilities                     15              66              7              59              19
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                       3,430          15,539         24,371           9,374           1,680
============================================================================================================================
NET ASSETS                                       $  3,359,620    $ 15,761,606   $  1,421,444    $ 10,193,159    $  1,809,846
============================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                   3,359,651      15,761,349      1,421,434      10,193,226       1,809,854
Undistributed (distributions in excess of)
 net investment income                                    (28)            172             (4)             (5)             (8)
Accumulated net realized gain (loss) on
 investments                                               (3)             85             14             (62)             --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $  3,359,620    $ 15,761,606   $  1,421,444    $ 10,193,159    $  1,809,846
============================================================================================================================
CLASS A:
Net assets                                       $    145,734    $  1,091,193   $    173,957    $  1,247,781    $  1,809,846
Shares issued and outstanding
 ($0.01 par value -- 5 billion authorized)            145,665       1,091,225        173,991       1,247,757       1,809,871
Net asset value, offering price, and
 redemption price per share                      $       1.00    $       1.00   $       1.00    $       1.00    $       1.00
CLASS B:
Net assets                                                 --    $      6,974             --              --              --
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)                --           6,979             --              --              --
Net asset value, offering price, and
 redemption price per share                                --    $       1.00             --              --              --
CLASS C:
Net assets                                                 --    $      6,477             --              --              --
Shares issued and outstanding
 ($0.01 par value -- 1 billion authorized)                 --           6,478             --              --              --
Net asset value, offering price, and
 redemption price per share                                --    $       1.00             --              --              --
CLASS D:
Net assets                                       $    833,587    $    770,196   $     20,039    $  5,586,245              --
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)           833,602         770,199         20,039       5,586,295              --
Net asset value, offering price, and
 redemption price per share                      $       1.00    $       1.00   $       1.00    $       1.00              --
CLASS I:
Net assets                                                 --    $  1,495,426             --              --              --
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)                --       1,495,457             --              --              --
Net asset value, offering price, and
 redemption price per share                                --    $       1.00             --              --              --
CLASS Y:
Net assets                                       $  2,000,084    $  5,939,133   $    871,974    $  3,225,426              --
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)         2,000,187       5,939,028        871,978       3,225,456              --
Net asset value, offering price, and
 redemption price per share                      $       1.00    $       1.00   $       1.00    $       1.00              --
CLASS Z:
Net assets                                       $     38,599    $  3,057,189   $    103,239    $     93,606              --
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)            38,599       3,057,179        103,239          93,606              --
Net asset value, offering price, and
 redemption price per share                      $       1.00    $       1.00   $       1.00    $       1.00              --
PIPER JAFFRAY:
Net assets                                       $    341,616    $  3,395,018   $    252,235    $     40,101              --
Shares issued and outstanding
 ($0.01 par value -- 20 billion authorized)           341,684       3,394,998        252,252          40,101              --
Net asset value, offering price, and
 redemption price per share                      $       1.00    $       1.00   $       1.00    $       1.00              --

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                         GOVERNMENT          PRIME       TAX FREE       TREASURY    TREASURY
                                                        OBLIGATIONS    OBLIGATIONS    OBLIGATIONS    OBLIGATIONS     RESERVE
                                                               FUND           FUND           FUND           FUND        FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $    16,672    $    95,774    $     7,671    $    56,040    $ 10,639
Securities lending                                               34             --             --             --          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                      16,706         95,774          7,671         56,040      10,639
============================================================================================================================

EXPENSES:

Investment advisory fees                                      1,514          8,270            743          5,366       1,010
Co-administration fees and expenses (including per
 account transfer agency fees)                                2,122         12,818          1,075          7,291       1,328
Custodian fees                                                  151            827             74            536         101
Directors' fees                                                  26            133             12             96          21
Registration fees                                                40             68             38             35          29
Printing                                                         34            172             16            125          27
Professional fees                                                57            294             27            213          45
Other                                                            53            273             25            198          42
Distribution and shareholder servicing fees - Class A           320          2,332            392          3,257       7,578
Distribution and shareholder servicing fees - Class B            --             31             --             --          --
Distribution and shareholder servicing fees - Class C            --             29             --             --          --
Distribution and shareholder servicing fees - Class D         1,669          1,562             40         11,123          --
Shareholder servicing fees - Class I                             --          1,408             --             --          --
Shareholder servicing fees - Class Y                          2,070          8,077          1,190          4,543
Shareholder servicing fees - Piper Jaffray                      986          9,725            731            389          --
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                9,042         46,019          4,363         33,172      10,181
============================================================================================================================
Less: Fee waivers                                              (815)        (2,108)          (411)        (2,764)       (683)
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                            8,227         43,911          3,952         30,408       9,498
============================================================================================================================
INVESTMENT INCOME - NET                                       8,479         51,863          3,719         25,632       1,141
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                  9             85              1             --          --
============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $     8,488    $    51,948    $     3,720    $    25,632    $  1,141
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                             GOVERNMENT                               PRIME
                                                       OBLIGATIONS FUND                    OBLIGATIONS FUND
-----------------------------------------------------------------------------------------------------------
                                              10/1/03           10/1/02           10/1/03           10/1/02
                                              3/31/04           9/30/03           3/31/04           9/30/03
-----------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
Investment income - net                $        8,479    $       25,267    $       51,863    $      150,493
Net realized gain on investments                    9                --                85                 6
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                                8,488            25,267            51,948           150,499
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                       (226)             (523)           (1,764)             (348)
   Class B                                         --                --                (2)              (11)
   Class C                                         --                --                (2)               (6)
   Class D                                     (2,101)           (5,707)           (2,061)           (6,265)
   Class I                                         --                --            (6,278)          (25,049)
   Class Y                                     (5,412)          (15,558)          (21,909)          (81,697)
   Class Z                                        (66)               --           (13,428)           (3,190)
   Piper Jaffray                                 (675)           (3,478)           (6,419)          (33,928)
Net realized gain on investments:
   Class A                                         --                --                (2)               --
   Class B                                         --                --                --                --
   Class C                                         --                --                --                --
   Class D                                         --                --                --                --
   Class I                                         --                --                --                --
   Class Y                                         --                --                (3)               --
   Class Z                                         --                --                (1)               --
   Piper Jaffray                                   --                --                --                --
-----------------------------------------------------------------------------------------------------------
Total distributions                            (8,480)          (25,266)          (51,869)         (150,494)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET
 ASSET VALUE OF $1.00 PER SHARE:
Class A:
   Proceeds from sales                        237,355           215,734         1,910,543           504,642
   Reinvestment of distributions                  175                 1             2,145                 1
   Payments for redemptions                  (243,208)         (257,042)       (2,315,697)         (417,928)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class A transactions                     (5,678)          (41,307)         (403,009)           86,715
-----------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                             --                --             1,289             4,397
   Reinvestment of distributions                   --                --                 2                13
   Payments for redemptions                        --                --            (2,396)           (6,680)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B
 transactions                                      --                --            (1,105)           (2,270)
-----------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                             --                --             1,828            15,669
   Reinvestment of distributions                   --                --                 1                 4
   Payments for redemptions                        --                --            (2,089)          (11,894)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class C transactions                         --                --              (260)            3,779
-----------------------------------------------------------------------------------------------------------
Class D:
   Proceeds from sales                      1,906,686         3,531,232         2,725,318         6,138,802
   Reinvestment of distributions                    3                54                24               556
   Payments for redemptions                (1,976,046)       (3,056,653)       (2,587,614)       (6,130,325)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class D transactions                    (69,357)          474,633           137,728             9,033
-----------------------------------------------------------------------------------------------------------
Class I:
   Proceeds from sales                             --                --         3,734,027         8,342,321
   Reinvestment of distributions                   --                --               637             2,257
   Payments for redemptions                        --                --        (3,870,933)       (9,291,624)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I
 transactions                                      --                --          (136,269)         (947,046)
-----------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                      8,662,382        12,298,176        40,493,029        66,564,151
   Reinvestment of distributions                2,096             6,776             9,763            37,417
   Payments for redemptions                (8,214,843)      (12,317,387)      (41,394,285)      (68,437,758)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class Y transactions                    449,635           (12,435)         (891,493)       (1,836,190)
-----------------------------------------------------------------------------------------------------------
Class Z:
   Proceeds from sales                        138,837                --         9,674,119         4,895,562
   Reinvestment of distributions                   --                --             1,323                62
   Payments for redemptions                  (100,237)               --        (9,846,628)       (1,667,259)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class Z transactions                     38,600                --          (171,186)        3,228,365
-----------------------------------------------------------------------------------------------------------
Piper Jaffray:
   Proceeds from sales                        279,660           813,989         1,866,995        10,000,038
   Reinvestment of distributions                  549             3,488             5,402            35,428
   Payments for redemptions                  (314,929)         (878,280)       (1,736,436)      (11,131,842)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Piper Jaffray transactions              (34,720)          (60,803)          135,961        (1,096,376)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from capital share transactions              378,480           360,088        (1,329,633)         (553,990)
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
 assets                                       378,488           360,089        (1,329,554)         (553,985)
NET ASSETS AT BEGINNING OF PERIOD           2,981,132         2,621,043        17,091,160        17,645,145
===========================================================================================================
NET ASSETS AT END OF PERIOD            $    3,359,620    $    2,981,132    $   15,761,606    $   17,091,160
===========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN
 EXCESS OF) NET INVESTMENT INCOME
 (LOSS) AT END OF PERIOD               $          (28)   $          (27)   $          172    $          172
===========================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                             TAX FREE                        TREASURY                      TREASURY
                                                     OBLIGATIONS FUND                OBLIGATIONS FUND                  RESERVE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                              10/1/03         10/1/02         10/1/03         10/1/02        10/1/03        10/1/02
                                              3/31/04         9/30/03         3/31/04         9/30/03        3/31/04        9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
OPERATIONS:
Investment income - net                  $      3,719    $      8,966    $     25,632    $     78,089   $      1,141   $     10,163
Net realized gain on investments                    1              95              --               2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                                3,720           9,061          25,632          78,091          1,141         10,163
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                       (220)           (880)         (1,918)         (8,107)        (1,149)       (10,163)
   Class B                                         --              --              --              --             --             --
   Class C                                         --              --              --              --             --             --
   Class D                                        (43)           (131)        (12,359)        (36,523)            --             --
   Class I                                         --              --              --              --             --             --
   Class Y                                     (2,774)         (6,028)        (10,800)        (31,412)            --             --
   Class Z                                       (265)             --            (329)             --             --             --
   Piper Jaffray                                 (417)         (1,927)           (226)         (2,047)            --             --
Net realized gain on investments:                  --              --              --              --             --             --
   Class A                                         (6)             --              --              --             --             --
   Class B                                         --              --              --              --             --             --
   Class C                                         --              --              --              --             --             --
   Class D                                         (1)             --              --              --             --             --
   Class I                                         --              --              --              --             --             --
   Class Y                                        (48)             --              --              --             --             --
   Class Z                                         --              --              --              --             --             --
   Piper Jaffray                                  (18)             --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                            (3,792)         (8,966)        (25,632)        (78,089)        (1,149)       (10,163)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET
 ASSET VALUE OF $1.00 PER SHARE:
Class A:
   Proceeds from sales                        188,686         389,270       1,782,264       2,891,552      1,727,173      3,491,491
   Reinvestment of distributions                  151              --              63              48            805          9,039
   Payments for redemptions                  (231,756)       (472,655)     (2,157,619)     (3,185,732)    (1,873,476)    (4,339,951)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class A transactions                    (42,919)        (83,385)       (375,292)       (294,132)      (145,498)      (839,421)
-----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                             --              --              --              --             --             --
   Reinvestment of distributions                   --              --              --              --             --             --
   Payments for redemptions                        --              --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B
 transactions                                      --              --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                             --              --              --              --             --             --
   Reinvestment of distributions                   --              --              --              --             --             --
   Payments for redemptions                        --              --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class C transactions                         --              --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class D:
   Proceeds from sales                         43,832          69,558      14,206,569      36,795,843             --             --
   Reinvestment of distributions                   --              --              --              32             --             --
   Payments for redemptions                   (43,136)        (71,168)    (14,340,453)    (36,231,031)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class D transactions                        696          (1,610)       (133,884)        564,844             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class I:
   Proceeds from sales                             --              --              --              --             --             --
   Reinvestment of distributions                   --              --              --              --             --             --
   Payments for redemptions                        --              --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I
 transactions                                      --              --              --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                      1,002,500       2,638,663      10,916,092      20,137,572             --             --
   Reinvestment of distributions                  448             741           2,149           7,504             --             --
   Payments for redemptions                (1,011,611)     (2,342,910)    (11,263,209)    (19,571,299)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class Y transactions                     (8,663)        296,494        (344,968)        573,777             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class Z:
   Proceeds from sales                        311,533              --         335,662              --             --             --
   Reinvestment of distributions                   34              --              --              --             --             --
   Payments for redemptions                  (208,328)             --        (242,057)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Class Z transactions                    103,239              --          93,605              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray:
   Proceeds from sales                        166,407         430,912         141,450       1,329,721             --             --
   Reinvestment of distributions                  355           2,073              58             318             --             --
   Payments for redemptions                  (169,873)       (490,240)       (311,155)     (1,081,952)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from Piper Jaffray transactions               (3,111)        (57,255)       (169,647)        248,087             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from capital share transactions               49,242         154,244        (930,186)      1,092,576       (145,498)      (839,421)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
 assets                                        49,170         154,339        (930,186)      1,092,578       (145,506)      (839,421)
NET ASSETS AT BEGINNING OF PERIOD           1,372,274       1,217,935      11,123,345      10,030,767      1,955,352      2,794,773
===================================================================================================================================
NET ASSETS AT END OF PERIOD              $  1,421,444    $  1,372,274    $ 10,193,159    $ 11,123,345   $  1,809,846   $  1,955,352
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN
 EXCESS OF) NET INVESTMENT INCOME
 (LOSS) AT END OF PERIOD                 $         (4)   $         (4)   $         (5)   $         (5)  $         (8)  $         --
===================================================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                             NET ASSET                 DIVIDENDS     NET ASSET
                                                 VALUE          NET     FROM NET         VALUE                     NET ASSETS
                                             BEGINNING   INVESTMENT   INVESTMENT        END OF        TOTAL            END OF
                                             OF PERIOD       INCOME       INCOME        PERIOD   RETURN (6)      PERIOD (000)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
  Class A
  2004 (1) (2)                              $     1.00   $    0.002   $   (0.002)   $     1.00         0.18%   $      145,734
  2003                                            1.00        0.006       (0.006)         1.00         0.52            60,206
  2002                                            1.00        0.014       (0.014)         1.00         1.41           101,513
  2001(3)                                         1.00        0.001       (0.001)         1.00         0.05            96,036
Class D
  2004 (1)                                  $     1.00   $    0.003   $   (0.003)   $     1.00         0.25%   $      833,587
  2003                                            1.00        0.008       (0.008)         1.00         0.78           902,940
  2002                                            1.00        0.015       (0.015)         1.00         1.56           428,307
  2001                                            1.00        0.046       (0.046)         1.00         4.68           609,315
  2000                                            1.00        0.055       (0.055)         1.00         5.59           472,078
  1999                                            1.00        0.044       (0.044)         1.00         4.52           439,287
Class Y
  2004 (1)                                  $     1.00   $    0.003   $   (0.003)   $     1.00         0.33%   $    2,000,084
  2003                                            1.00        0.009       (0.009)         1.00         0.93         1,550,445
  2002                                            1.00        0.017       (0.017)         1.00         1.71         1,562,880
  2001                                            1.00        0.047       (0.047)         1.00         4.84         1,041,700
  2000                                            1.00        0.056       (0.056)         1.00         5.75           937,230
  1999                                            1.00        0.046       (0.046)         1.00         4.67           938,897
Class Z
  2004 (1) (4)                              $     1.00   $    0.003   $   (0.003)   $     1.00         0.30%   $       38,599
Piper Jaffray
  2004 (1) (5)                              $     1.00   $    0.002   $   (0.002)   $     1.00         0.17%   $      341,616
  2003                                            1.00        0.006       (0.006)         1.00         0.65           467,541
  2002                                            1.00        0.014       (0.014)         1.00         1.41           528,343
  2001                                            1.00        0.044       (0.044)         1.00         4.53           490,164
  2000                                            1.00        0.053       (0.053)         1.00         5.43           470,587
  1999                                            1.00        0.043       (0.043)         1.00         4.36           435,227

(1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return.
(2) On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(4) Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.
(5) On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.
(6) Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                 RATIO OF         RATIO OF NET
                                                            RATIO OF NET      EXPENSES TO           INVESTMENT
                                               RATIO OF       INVESTMENT          AVERAGE               INCOME
                                            EXPENSES TO           INCOME       NET ASSETS       TO AVERAGE NET
                                                AVERAGE       TO AVERAGE       (EXCLUDING    ASSETS (EXCLUDING
                                             NET ASSETS       NET ASSETS         WAIVERS)             WAIVERS)
--------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
  2004 (1) (2)                                     0.75%            0.35%            0.80%                0.30%
  2003                                             0.75             0.67             0.81                 0.61
  2002                                             0.75             1.42             0.81                 1.36
  2001 (3)                                         0.70             2.66             0.80                 2.56
Class D
  2004 (1)                                         0.60%            0.51%            0.65%                0.46%
  2003                                             0.60             0.73             0.65                 0.68
  2002                                             0.60             1.57             0.66                 1.51
  2001                                             0.60             4.51             0.66                 4.45
  2000                                             0.60             5.47             0.66                 5.41
  1999                                             0.60             4.44             0.67                 4.37
Class Y
  2004 (1)                                         0.45%            0.65%            0.50%                0.60%
  2003                                             0.45             0.93             0.51                 0.87
  2002                                             0.45             1.68             0.51                 1.62
  2001                                             0.45             4.75             0.51                 4.69
  2000                                             0.45             5.59             0.51                 5.53
  1999                                             0.45             4.57             0.52                 4.50
Class Z
  2004 (1) (4)                                     0.20%            0.90%            0.25%                0.85%
Piper Jaffray
  2004 (1) (5)                                     0.76%            0.34%            0.81%                0.29%
  2003                                             0.73             0.65             0.78                 0.60
  2002                                             0.75             1.39             0.81                 1.33
  2001                                             0.75             4.41             0.81                 4.35
  2000                                             0.76             5.29             0.82                 5.23
  1999                                             0.75             4.28             0.82                 4.21

                                             NET ASSET                 DIVIDENDS     NET ASSET
                                                 VALUE          NET     FROM NET         VALUE                     NET ASSETS
                                             BEGINNING   INVESTMENT   INVESTMENT        END OF        TOTAL            END OF
                                             OF PERIOD       INCOME       INCOME        PERIOD   RETURN (7)      PERIOD (000)
-----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
  2004 (1) (2)                              $     1.00   $    0.002   $   (0.002)   $     1.00         0.19%   $    1,091,193
  2003                                            1.00        0.007       (0.007)         1.00         0.67           120,863
  2002                                            1.00        0.014       (0.014)         1.00         1.46            34,147
  2001 (3)                                        1.00           --           --          1.00         0.04                --
Class B
  2004 (1)                                  $     1.00   $       --  $        --    $     1.00         0.02%   $        6,974
  2003                                            1.00        0.001       (0.001)         1.00         0.04             8,079
  2002                                            1.00        0.007       (0.007)         1.00         0.75            10,350
  2001                                            1.00        0.038       (0.038)         1.00         3.92             7,393
  2000                                            1.00        0.047       (0.047)         1.00         4.85             4,009
  1999                                            1.00        0.038       (0.038)         1.00         3.85             4,007
Class C
  2004 (1)                                  $     1.00   $       --  $        --    $     1.00         0.02%   $        6,477
  2003                                            1.00        0.001       (0.001)         1.00         0.14             6,736
  2002                                            1.00        0.007       (0.007)         1.00         0.75             2,958
  2001                                            1.00        0.038       (0.038)         1.00         3.90             2,163
  2000                                            1.00        0.047       (0.047)         1.00         4.85               371
  1999 (4)                                        1.00        0.024       (0.024)         1.00         2.47               341
Class D
  2004 (1)                                  $     1.00   $    0.003   $   (0.003)   $     1.00         0.26%   $      770,196
  2003                                            1.00        0.008       (0.008)         1.00         0.82           632,464
  2002                                            1.00        0.016       (0.016)         1.00         1.61           623,431
  2001                                            1.00        0.047       (0.047)         1.00         4.81           738,871
  2000                                            1.00        0.056       (0.056)         1.00         5.74           515,806
  1999                                            1.00        0.046       (0.046)         1.00         4.73           426,004
Class I
  2004 (1)                                  $     1.00   $    0.004   $   (0.004)   $     1.00         0.38%   $    1,495,426
  2003                                            1.00        0.010       (0.010)         1.00         1.05         1,631,687
  2002                                            1.00        0.018       (0.018)         1.00         1.84         2,578,732
  2001 (3)                                        1.00        0.001       (0.001)         1.00         0.06         2,932,264
Class Y
  2004 (1)                                  $     1.00   $    0.003   $   (0.003)   $     1.00         0.34%   $    5,939,133
  2003                                            1.00        0.010       (0.010)         1.00         0.97         6,830,595
  2002                                            1.00        0.017       (0.017)         1.00         1.76         8,666,782
  2001                                            1.00        0.048       (0.048)         1.00         4.96         7,577,143
  2000                                            1.00        0.057       (0.057)         1.00         5.90         6,431,029
  1999                                            1.00        0.048       (0.048)         1.00         4.89         6,228,207
Class Z
  2004 (1)                                  $     1.00   $    0.005   $   (0.005)   $     1.00         0.48%   $    3,057,189
  2003 (5)                                        1.00        0.002       (0.002)         1.00         0.16         3,228,365
Piper Class
  2004 (1) (6)                              $     1.00   $    0.002   $   (0.002)   $     1.00         0.16%   $    3,395,018
  2003                                            1.00        0.006       (0.006)         1.00         0.63         4,632,371
  2002                                            1.00        0.014       (0.014)         1.00         1.43         5,728,745
  2001                                            1.00        0.045       (0.045)         1.00         4.61         5,784,153
  2000                                            1.00        0.054       (0.054)         1.00         5.52         4,614,094
  1999                                            1.00        0.044       (0.044)         1.00         4.51         4,170,881

(1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return.
(2) On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(3) Class A and Class I shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
(5) Class Z shares have been offered since August 1, 2003. All ratios for the period have been annualized, except total return.
(6) On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.
(7) Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                 RATIO OF         RATIO OF NET
                                                            RATIO OF NET      EXPENSES TO           INVESTMENT
                                               RATIO OF       INVESTMENT          AVERAGE               INCOME
                                            EXPENSES TO           INCOME       NET ASSETS       TO AVERAGE NET
                                                AVERAGE       TO AVERAGE       (EXCLUDING    ASSETS (EXCLUDING
                                             NET ASSETS       NET ASSETS         WAIVERS)             WAIVERS)
--------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
  2004 (1) (2)                                     0.78%            0.38%            0.80%                0.36%
  2003                                             0.78             0.59             0.80                 0.57
  2002                                             0.78             1.31             0.81                 1.28
  2001 (3)                                           --               --               --                   --
Class B
  2004 (1)                                         1.11%            0.05%            1.13%                0.03%
  2003                                             1.36             0.10             1.38                 0.08
  2002                                             1.48             0.73             1.51                 0.70
  2001                                             1.48             3.74             1.51                 3.71
  2000                                             1.47             4.72             1.51                 4.68
  1999                                             1.45             3.78             1.51                 3.72
Class C
  2004 (1)                                         1.11%            0.05%            1.13%                0.03%
  2003                                             1.33             0.07             1.35                 0.05
  2002                                             1.48             0.71             1.51                 0.68
  2001                                             1.49             3.66             1.51                 3.64
  2000                                             1.46             4.63             1.51                 4.58
  1999 (4)                                         1.45             3.75             1.51                 3.69
Class D
  2004 (1)                                         0.63%            0.53%            0.65%                0.51%
  2003                                             0.63             0.80             0.65                 0.78
  2002                                             0.63             1.61             0.66                 1.58
  2001                                             0.63             4.55             0.65                 4.53
  2000                                             0.62             5.62             0.66                 5.58
  1999                                             0.60             4.62             0.66                 4.56
Class I
  2004 (1)                                         0.40%            0.76%            0.42%                0.74%
  2003                                             0.40             1.07             0.42                 1.05
  2002                                             0.40             1.85             0.43                 1.82
  2001 (3)                                         0.48             3.00             0.54                 2.94
Class Y
  2004 (1)                                         0.48%            0.68%            0.50%                0.66%
  2003                                             0.48             0.98             0.50                 0.96
  2002                                             0.48             1.73             0.51                 1.70
  2001                                             0.48             4.78             0.50                 4.76
  2000                                             0.47             5.75             0.51                 5.71
  1999                                             0.45             4.78             0.51                 4.72
Class Z
  2004 (1)                                         0.20%            0.96%            0.22%                0.94%
  2003 (5)                                         0.20             0.97             0.22                 0.95
Piper Class
  2004 (1) (6)                                     0.83%            0.33%            0.85%                0.31%
  2003                                             0.81             0.64             0.83                 0.62
  2002                                             0.81             1.42             0.84                 1.39
  2001                                             0.83             4.46             0.85                 4.44
  2000                                             0.82             5.40             0.86                 5.36
  1999                                             0.80             4.42             0.87                 4.35

                                             NET ASSET                 DIVIDENDS     NET ASSET
                                                 VALUE          NET     FROM NET         VALUE                     NET ASSETS
                                             BEGINNING   INVESTMENT   INVESTMENT        END OF        TOTAL            END OF
                                             OF PERIOD       INCOME       INCOME        PERIOD   RETURN (7)      PERIOD (000)
-----------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND (1)
Class A
  2004 (2) (3)                              $     1.00   $    0.001   $   (0.001)   $     1.00         0.15%   $      173,957
  2003                                            1.00        0.005       (0.005)         1.00         0.45           123,272
  2002                                            1.00        0.008       (0.008)         1.00         0.85           206,647
  2001 (4)                                        1.00           --           --          1.00         0.02           402,813
Class D
  2004 (2)                                  $     1.00   $    0.002   $   (0.002)   $     1.00         0.22%   $       20,039
  2003                                            1.00        0.006       (0.006)         1.00         0.60            19,343
  2002                                            1.00        0.010       (0.010)         1.00         1.01            20,952
  2001                                            1.00        0.028       (0.028)         1.00         2.86            32,615
  2000                                            1.00        0.034       (0.034)         1.00         3.43            24,112
  1999                                            1.00        0.026       (0.026)         1.00         2.66            33,464
Class Y
  2004 (2)                                  $     1.00   $    0.003   $   (0.003)   $     1.00         0.30%   $      871,974
  2003                                            1.00        0.008       (0.008)         1.00         0.76           880,685
  2002                                            1.00        0.011       (0.011)         1.00         1.16           584,132
  2001                                            1.00        0.029       (0.029)         1.00         3.02           443,276
  2000                                            1.00        0.035       (0.035)         1.00         3.59           375,891
  1999                                            1.00        0.028       (0.028)         1.00         2.82           338,490
Class Z
  2004 (2) (5)                              $     1.00   $    0.003   $   (0.003)   $     1.00         0.28%   $      103,239
Piper Jaffray
  2004 (2) (6)                              $     1.00   $    0.001   $   (0.001)   $     1.00         0.15%   $      252,235
  2003                                            1.00        0.005       (0.005)         1.00         0.48           348,974
  2002                                            1.00        0.008       (0.008)         1.00         0.85           406,204
  2001                                            1.00        0.027       (0.027)         1.00         2.72           497,631
  2000                                            1.00        0.032       (0.032)         1.00         3.28           286,449
  1999                                            1.00        0.025       (0.025)         1.00         2.51           268,626

TREASURY OBLIGATIONS FUND
Class A
  2004 (2) (3)                              $     1.00   $    0.001   $   (0.001)   $     1.00         0.15%   $    1,247,781
  2003                                            1.00        0.006       (0.006)         1.00         0.56         1,354,195
  2002                                            1.00        0.013       (0.013)         1.00         1.34         1,648,326
  2001 (4)                                        1.00        0.001       (0.001)         1.00         0.05         2,035,433
Class D
  2004 (2)                                  $     1.00   $    0.002   $   (0.002)   $     1.00         0.22%   $    5,586,245
  2003                                            1.00        0.007       (0.007)         1.00         0.71         5,720,129
  2002                                            1.00        0.015       (0.015)         1.00         1.49         5,155,284
  2001                                            1.00        0.045       (0.045)         1.00         4.54         3,996,702
  2000                                            1.00        0.052       (0.052)         1.00         5.37         3,252,551
  1999                                            1.00        0.043       (0.043)         1.00         4.41         3,852,189
Class Y
  2004 (2)                                  $     1.00   $    0.003   $   (0.003)   $     1.00         0.30%   $    3,225,426
  2003                                            1.00        0.009       (0.009)         1.00         0.86         3,570,394
  2002                                            1.00        0.016       (0.016)         1.00         1.64         2,996,616
  2001                                            1.00        0.046       (0.046)         1.00         4.70         2,929,764
  2000                                            1.00        0.054       (0.054)         1.00         5.53         2,065,655
  1999                                            1.00        0.045       (0.045)         1.00         4.57         2,620,803
Class Z
  2004 (2) (5)                              $     1.00   $    0.003   $   (0.003)   $     1.00         0.28%   $       93,606
Piper Jaffray
  2004 (2) (6)                              $     1.00   $    0.001   $   (0.001)   $     1.00         0.15%   $       40,101
  2003                                            1.00        0.006       (0.006)         1.00         0.61           478,627
  2002                                            1.00        0.013       (0.013)         1.00         1.34           230,541
  2001                                            1.00        0.043       (0.043)         1.00         4.44           132,245
  2000                                            1.00        0.052       (0.052)         1.00         5.27            30,506
  1999                                            1.00        0.042       (0.042)         1.00         4.31            23,496

(1) The financial highlights for the Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by the Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of the Tax Free Obligations Fund; and (ii) Class Y and Class Q shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class Y shares of the Tax Free Obligations Fund.
(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return.
(3) On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(4) Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(5) Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.
(6) On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.
(7) Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                 RATIO OF         RATIO OF NET
                                                            RATIO OF NET      EXPENSES TO           INVESTMENT
                                               RATIO OF       INVESTMENT          AVERAGE               INCOME
                                            EXPENSES TO           INCOME       NET ASSETS       TO AVERAGE NET
                                                AVERAGE       TO AVERAGE       (EXCLUDING    ASSETS (EXCLUDING
                                             NET ASSETS       NET ASSETS         WAIVERS)             WAIVERS)
--------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND (1)
Class A
  2004 (2) (3)                                     0.75%            0.28%            0.81%                0.22%
  2003                                             0.75             0.48             0.81                 0.42
  2002                                             0.75             0.88             0.81                 0.82
  2001 (4)                                         0.70             1.67             0.76                 1.61
Class D
  2004 (2)                                         0.60%            0.43%            0.66%                0.37%
  2003                                             0.60             0.59             0.65                 0.54
  2002                                             0.60             1.03             0.66                 0.97
  2001                                             0.60             2.84             0.66                 2.78
  2000                                             0.60             3.36             0.66                 3.30
  1999                                             0.60             2.62             0.67                 2.55
Class Y
  2004 (2)                                         0.45%            0.58%            0.51%                0.52%
  2003                                             0.45             0.72             0.50                 0.67
  2002                                             0.45             1.14             0.51                 1.08
  2001                                             0.45             2.93             0.51                 2.87
  2000                                             0.45             3.53             0.51                 3.47
  1999                                             0.45             2.75             0.52                 2.68
Class Z
  2004 (2) (5)                                     0.20%            0.81%            0.26%                0.75%
Piper Jaffray
  2004 (2) (6)                                     0.75%            0.28%            0.81%                0.22%
  2003                                             0.72             0.48             0.77                 0.43
  2002                                             0.75             0.85             0.81                 0.79
  2001                                             0.74             2.63             0.80                 2.57
  2000                                             0.75             3.23             0.81                 3.17
  1999                                             0.74             2.47             0.82                 2.39

TREASURY OBLIGATIONS FUND
Class A
  2004 (2) (3)                                     0.75%            0.29%            0.80%                0.24%
  2003                                             0.75             0.57             0.80                 0.52
  2002                                             0.75             1.34             0.81                 1.28
  2001 (4)                                         0.70             2.46             0.82                 2.34
Class D
  2004 (2)                                         0.60%            0.44%            0.65%                0.39%
  2003                                             0.60             0.68             0.65                 0.63
  2002                                             0.60             1.48             0.66                 1.42
  2001                                             0.60             4.40             0.66                 4.34
  2000                                             0.60             5.23             0.66                 5.17
  1999                                             0.60             4.32             0.66                 4.26
Class Y
  2004 (2)                                         0.45%            0.59%            0.50%                0.54%
  2003                                             0.45             0.85             0.51                 0.79
  2002                                             0.45             1.62             0.51                 1.56
  2001                                             0.45             4.48             0.51                 4.42
  2000                                             0.45             5.39             0.51                 5.33
  1999                                             0.45             4.49             0.51                 4.43
Class Z
  2004 (2) (5)                                     0.20%            0.85%            0.25%                0.80%
Piper Jaffray
  2004 (2) (6)                                     0.75%            0.29%            0.80%                0.24%
  2003                                             0.70             0.55             0.75                 0.50
  2002                                             0.75             1.29             0.81                 1.23
  2001                                             0.70             4.00             0.76                 3.94
  2000                                             0.70             5.16             0.76                 5.10
  1999                                             0.70             4.24             0.76                 4.18

                                             NET ASSET                 DIVIDENDS     NET ASSET
                                                 VALUE          NET     FROM NET         VALUE                     NET ASSETS
                                             BEGINNING   INVESTMENT   INVESTMENT        END OF        TOTAL            END OF
                                             OF PERIOD       INCOME       INCOME        PERIOD   RETURN (6)      PERIOD (000)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
  2004 (2)                                  $     1.00   $    0.001   $   (0.001)   $     1.00         0.06%   $    1,809,846
  2003                                            1.00        0.004       (0.004)         1.00         0.39         1,955,352
  2002                                            1.00        0.011       (0.011)         1.00         1.15         2,794,773
  2001 (3)                                        1.00        0.039       (0.039)         1.00         3.97         2,760,479
  2000 (4)                                        1.00         0.05        (0.05)         1.00         5.04         2,284,168
  1999 (5)                                        1.00         0.04        (0.04)         1.00         4.02         1,049,641

(1) The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.
(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(3) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
(4) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
(5) For the year ended November 30, 1999.
(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                 RATIO OF         RATIO OF NET
                                                            RATIO OF NET      EXPENSES TO           INVESTMENT
                                               RATIO OF       INVESTMENT          AVERAGE               INCOME
                                            EXPENSES TO           INCOME       NET ASSETS       TO AVERAGE NET
                                                AVERAGE       TO AVERAGE       (EXCLUDING    ASSETS (EXCLUDING
                                             NET ASSETS       NET ASSETS         WAIVERS)             WAIVERS)
--------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
  2004 (2)                                         0.94%            0.11%            1.01%                0.04%
  2003                                             0.94             0.41             1.00                 0.35
  2002                                             0.94             1.15             1.00                 1.09
  2001 (3)                                         0.94             3.92             0.95                 3.91
  2000 (4)                                         0.99             4.98             1.09                 4.88
  1999 (5)                                         0.92             3.98             1.08                 3.82

NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)

1> ORGANIZATION

   The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

   FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months. Class D, Class I, Class Y, Class Z, and Piper Jaffray shares are offered only to qualifying institutional investors. Treasury Reserve Fund offers only a single class of shares, which are not subject to sales charges. Class B, Class C, and Class I shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or Treasury Reserve Fund.

   The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2> SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the Funds are as follows:

   SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market value of the securities held in the Funds are determined weekly using prices supplied by the Funds' pricing services. This value is then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds 50% of the allowable 0.5% threshold, the administrators will notify the Funds' board of directors. The board of directors will be kept apprised of the situation until the difference is less than 50% of the allowable 0.5% threshold. During the period no such notification was required.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

   DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

   EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

   FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

   The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   The character of the distributions paid and declared for the six months ended March 31, 2004 (estimated) and the fiscal year ended September 30, 2003, were as follows (000):

                                                                                 2004
           --------------------------------------------------------------------------------------------
                                                                   ORDINARY    TAX-EXEMPT
           FUND                                                      INCOME       INCOME          TOTAL
           --------------------------------------------------------------------------------------------
           Government Obligations Fund                          $     8,479    $       --   $     8,479
           Prime Obligations Fund                                    51,863            --        51,863
           Tax Free Obligations Fund                                     --         3,719         3,719
           Treasury Obligations Fund                                 25,632            --        25,632
           Treasury Reserve Fund                                      1,141            --         1,141

                                                                                 2003
           --------------------------------------------------------------------------------------------
                                                                   ORDINARY    TAX-EXEMPT
           FUND                                                      INCOME       INCOME          TOTAL
           --------------------------------------------------------------------------------------------
           Government Obligations Fund                          $    25,266   $        --   $    25,266
           Prime Obligations Fund                                   150,494            --       150,494
           Tax Free Obligations Fund                                     --         8,966         8,966
           Treasury Obligations Fund                                 78,089            --        78,089
           Treasury Reserve Fund                                     10,163            --        10,163

   As of September 30, 2003, the Funds' most recently completed fiscal year end, the components of accumulated earnings on a tax-basis were:

                                                                 GOVERNMENT         PRIME      TAX FREE
                                                                OBLIGATIONS   OBLIGATIONS   OBLIGATIONS
           --------------------------------------------------------------------------------------------
           Undistributed ordinary income                        $     1,356   $     8,943   $        20
           Undistributed tax exempt income                               --            --           507
           Undistributed long term capital gains                         --            --            66
                                                                ---------------------------------------
           Accumulated earnings                                       1,356         8,943           593
           Accumulated capital and post-October losses                  (12)           --            --
           --------------------------------------------------------------------------------------------
           Total accumulated earnings                           $     1,344   $     8,943   $       593
           --------------------------------------------------------------------------------------------

                                                                                 TREASURY      TREASURY
                                                                              OBLIGATIONS       RESERVE
           --------------------------------------------------------------------------------------------
           Undistributed ordinary income                                      $     4,402   $       235
           Undistributed tax exempt income                                             --            --
           Undistributed long term capital gains                                       --            --
                                                                              -------------------------
           Accumulated earnings                                                     4,402           235
           Accumulated capital and post-October losses                                (62)           --
           --------------------------------------------------------------------------------------------
           Total accumulated earnings                                         $     4,340   $       235
           --------------------------------------------------------------------------------------------

   The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses is primarily due to distributions declared but not paid by September 30, 2003.

   As of September 30, 2003, the following Funds had capital loss carryforwards
   (000):

                                              EXPIRATION YEAR          2006          2008         TOTAL
           --------------------------------------------------------------------------------------------
           FUND
           --------------------------------------------------------------------------------------------
           Government Obligations Fund                          $        12   $        --   $        12
           Treasury Obligations Fund                                     --            62            62

   REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   SECURITIES LENDING - In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

   U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an SEC exemptive order. USBAM currently receives fees equal to 25% of the Funds' income from securities lending transactions. The Funds also pay an administrative fee equal to 0.025% based on the cash collateral held for the securities on loan. Fees paid to USBAM from the Government Obligations Fund for the six months ended March 31, 2004 were $24,991.

   INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registerd investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the six months ended March 31, 2004.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3> FEES AND EXPENSES

   ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. At March 31, 2004, the fee for the Funds is equal to an annual rate of 0.10% of the average daily net assets of each Fund. USBAM voluntarily waived fees during the current fiscal period so that the total fund operating expenses as a percentage of average daily net assets did not exceed the following amounts:

                                       SHARE CLASS       A       B      C      D       I      Y       Z      PIPER JAFFRAY
   -----------------------------------------------------------------------------------------------------------------------
   FUND
   -----------------------------------------------------------------------------------------------------------------------
   Government Obligations Fund                          0.75%     --%    --%  0.60%     --%  0.45%   0.20%            0.77%
   Prime Obligations Fund                               0.78    1.23   1.23   0.63    0.40   0.48    0.20             0.84
   Tax Free Obligations Fund                            0.75      --     --   0.60      --   0.45    0.20             0.75
   Treasury Obligations Fund                            0.75      --     --   0.60      --   0.45    0.20             0.75
   Treasury Reserve Fund                                0.94      --     --     --      --     --      --               --

   CO-ADMINISTRATION FEES - USBAM, and U.S. Bancorp Fund Services, LLC, ("USBFS"), (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.15% of the aggregate average daily net assets up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. The Funds pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the Funds that comprise FAF. Each Fund also pays additional per account fees for transfer agent services. For the six months ended March 31, 2004, administration and transfer agent fees paid to USBAM and USBFS for the Funds included in this annual report were as follows (000):

   FUND                                                                   AMOUNT
   -----------------------------------------------------------------------------
   Government Obligations Fund                                       $     1,972
   Prime Obligations Fund                                                 10,915
   Tax Free Obligations Fund                                                 978
   Treasury Obligations Fund                                               6,998
   Treasury Reserve Fund                                                   1,296

   During the six months ended March 31, 2004, administration fees of $418,538 were waived on Class Z of Prime Obligations Fund.

   CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

   DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES - Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each Fund under rule 12b-1 of the Investment Company Act, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A and Piper Jaffray shares, 1.00% of the Class B shares, 1.00% of the Class C shares, 0.15% of the Class D shares, and 0.50% of the Treasury Reserve Fund. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the Funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities. No distribution and shareholder servicing fees are paid to Quasar by Class Y or Class I shares.

   Under these distribution and service agreements, the following amounts were retained by Quasar for the six months ended March 31, 2004 (000):

   FUND                                                                   AMOUNT
   -----------------------------------------------------------------------------
   Government Obligations Fund                                         $     956
   Prime Obligations Fund                                                  6,235
   Tax Free Obligations Fund                                                 568
   Treasury Obligations Fund                                               3,936
   Treasury Reserve Fund                                                   5,048

   SHAREHOLDER SERVICING (NON-12b-1) FEES - Effective August 1, 2003, FAF entered into a shareholder service plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, and Piper Jaffray shares, and Treasury Reserve Fund. Under this plan and agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y, and Piper Jaffray shares, and the Treasury Reserve Fund, and a fee at an annual rate of 0.20% of the average net asset value of the Class I shares, computed daily and paid monthly. For the six months ended March 31, 2004, shareholder servicing fees paid by the Funds to USBAM were as follows (000):

   FUND                                                                   AMOUNT
   -----------------------------------------------------------------------------
   Government Obligations Fund                                         $     329
   Prime Obligations Fund                                                  3,080
   Tax Free Obligations Fund                                                 290
   Treasury Obligations Fund                                               1,201
   Treasury Reserve Fund                                                   2,524

   SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                                CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR
   YEAR SINCE PURCHASE                                  AMOUNT SUBJECT TO CHARGE
   -----------------------------------------------------------------------------
   First                                                                    5.00%
   Second                                                                   5.00
   Third                                                                    4.00
   Fourth                                                                   3.00
   Fifth                                                                    2.00
   Sixth                                                                    1.00
   Seventh                                                                    --
   Eighth                                                                     --

   A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

   The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six months ended March 31, 2004, total sales charges retained by affiliates of USBAM for distributing shares of the Prime Obligations Fund were $2,370.

   OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the six months ended March 31, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4> CONCENTRATION OF CREDIT RISK

   The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 2004, the percentage of portfolio investments by each revenue source was as follows:

                                                                        TAX FREE
                                                                     OBLIGATIONS
                                                                            FUND
   -----------------------------------------------------------------------------
   Revenue Bonds                                                              87%
   General Obligations                                                        13
                                                                           -----
                                                                             100%

   The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at March 31, 2004, were as follows:

   STANDARD & POOR'S/                                                   TAX FREE
   MOODY'S                                                           OBLIGATIONS
   RATINGS:                                                                 FUND
   -----------------------------------------------------------------------------
   AAA/Aaa                                                                  31.0%
   AA/Aa                                                                    65.7
   A/A                                                                       3.3
   NR                                                                         --

   Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

5> INDEMNIFICATIONS

   The Funds enter into contracts that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

   HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677. FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

Board of Directors First American Funds, Inc.

VIRGINIA STRINGER
Chairperson of First American Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III
Director of First American Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET
Director of First American Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of First American Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET
Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of First American Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Funds, Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

FIRST AMERICAN FUNDS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT ADVISOR
   U.S. BANCORP ASSET MANAGEMENT, INC.
   800 Nicollet Mall
   Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
   U.S. BANCORP ASSET MANAGEMENT, INC.
   800 Nicollet Mall
   Minneapolis, Minnesota 55402

   U.S. BANCORP FUND SERVICES, LLC
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

CUSTODIAN
   U.S. BANK NATIONAL ASSOCIATION
   180 East Fifth Street
   St. Paul, Minnesota 55101

DISTRIBUTOR
   QUASAR DISTRIBUTORS, LLC
   615 East Michigan Street, 2nd floor
   Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
   ERNST & YOUNG LLP
   220 South Sixth Street
   Suite 1400
   Minneapolis, Minnesota 55402

COUNSEL
   DORSEY & WHITNEY LLP
   50 South Sixth Street
   Suite 1500
   Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

0135-04   5/2004   SAR-MM

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE:  Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

             Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
     /s/ Thomas S. Schreier, Jr.
     -------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
     /s/ Thomas S. Schreier, Jr.
     -------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

By:
     /s/ Joseph M. Ulrey III
     -------------------------------
     Joseph M. Ulrey III
     Treasurer

Date: June 4, 2004